Dear Variable Annuity Owner:

After several years of strong returns, the U.S. stock market retreated in 2000. The technology sector was hit especially hard, resulting in a 39% decline in the tech-heavy NASDAQ Composite index. Bonds generally outperformed stocks in 2000, something not seen in several years. High yield bonds did not do well, however, as increasing concerns about defaults offset the Treasury bond-led decline in intermediate and longer-term interest rates.

International stock markets began the year on a positive note, but then generally retreated. Returns to U. S. investors were further reduced by the strong dollar. High energy prices and slowing growth worldwide caused many emerging markets to be particularly hard hit.

Overall, this very challenging year provided a timely reminder that investing involves short-term risks that must be weathered to "earn" the potentially very favorable long-term returns. Results in the subaccounts of the CUNA Mutual Life Variable Account generally reflected the challenges described, but the core U.
S. stock funds in particular benefited significantly from their value-oriented investment approach. As you will see in the Management's Discussions of each fund, these core funds significantly out-performed the popular stock market indexes.

The table below shows the percent change in unit price for each of the subaccounts that support the MEMBERS(R) Variable Annuity II and the MEMBERS(R) Choice Variable Annuity. These products were introduced on November 7, 2000 and the table below shows the increase in unit price from that date through December 31, 2000.

              Percent Increase in Unit Value from November 7, 2000
                           through December 31, 2000

---------------------------------- --------------------- --------------------------- ---------------------
                                     Percent Increase                                Percent Increase in
Subaccount                            in Unit Value              Subaccount               Unit Value
---------------------------------- --------------------- --------------------------- ---------------------
Money Market                              0.60%           Mid-Cap Stock                      2.10%
---------------------------------- --------------------- --------------------------- ---------------------
Bond                                      3.10%           Emerging Growth                  (13.20)%
---------------------------------- --------------------- --------------------------- ---------------------
Balanced                                 (0.70)%          High Income                        0.40%
---------------------------------- --------------------- --------------------------- ---------------------
Growth and Income Stock                  (2.40)%          International Stock               (2.80)%
---------------------------------- --------------------- --------------------------- ---------------------
Capital Appreciation Stock               (5.90)%          Global Securities                  1.80%
---------------------------------- --------------------- --------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges in addition to the fund level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into two sections. Each section contains the annual report for a component of MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

     Statements of Assets and Liabilities.......... page  2
     Statements of Operations...................... page  4
     Statements of Changes in Net Assets........... page  5
     Notes to Financial Statements................  page  8
     Report of Independent Accountants............. page 12

The second section of this booklet contains the annual reports for the Ultra Series Fund, the underlying mutual fund. The Ultra Series Fund includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, High Income Fund, International Stock Fund, and Global Securities Fund.

We at CUNA Mutual Life Insurance Company would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We appreciate the trust and confidence you place in us. Thank you for giving us the opportunity to serve you.

Sincerely,


/s/Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                      Statements of Assets and Liabilities
                                December 31, 2000

                                                                                                                        Capital
                                          Money                                                    Growth and        Appreciation
                                         Market               Bond              Balanced          Income Stock           Stock
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount

Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   476,320 shares at net asset
   value of $1.00 per share
   (cost $476,320)                       $476,320           $      --        $        --         $        --         $        --

Bond Fund,
   61,674 shares at net asset
   value of $10.15 per share
   (cost $633,209)                             --             626,199                 --                  --                  --

Balanced Fund,
   131,577 shares at net asset
   value of $20.45 per share
   (cost $2,692,511)                           --                  --          2,690,641                  --                  --

Growth and Income Stock Fund,
   101,273 shares at net asset
   value of $33.41 per share
   (cost $3,356,725)                           --                  --                 --           3,383,763                  --

Capital Appreciation Stock Fund,
   86,059 shares at net asset
   value of $26.39 per share
   (cost $2,256,695)                           --                  --                 --                  --           2,271,374
                                         --------            --------         ----------          ----------          ----------
     Total assets                         476,320             626,199          2,690,641           3,383,763           2,271,374
                                         --------            --------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                            278                 429              1,526               2,061               1,234
                                         --------            --------         ----------          ----------          ----------
     Total liabilities                        278                 429              1,526               2,061               1,234
                                         --------            --------         ----------          ----------          ----------
     Net assets                          $476,042            $625,770         $2,689,115          $3,381,702          $2,270,140
                                         ========            ========         ==========          ==========          ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                             $476,042            $625,770         $2,689,115          $3,381,702          $2,270,140
Contracts in annuity period
    (note 2 and note 5)                        --                  --                 --                  --                  --
                                         --------            --------         ----------          ----------          ----------
     Total contract owners' equity       $476,042            $625,770         $2,689,115          $3,381,702          $2,270,140
                                         ========            ========         ==========          ==========          ==========
     Total units outstanding
       (note 5 and note 6)                 47,304              60,710            270,714             346,580             241,242
                                         ========            ========         ==========          ==========          ==========
     Net asset value per unit              $10.06              $10.31              $9.93               $9.76               $9.41
                                         ========            ========         ==========          ==========          ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Assets and Liabilities, continued
                                December 31, 2000

                                         Mid-Cap            Emerging              High            International         Global
                                          Stock              Growth              Income               Stock           Securities
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount

Investments in Ultra Series Fund:
   (note 2)

Mid-Cap Stock Fund,
   90,766 shares at net asset
   value of $13.77 per share
   (cost $1,200,373)                   $1,249,908           $      --                 --           $      --           $      --

Emerging Growth Fund,
   93,887 shares at net asset
   value of $9.04 per share
   (cost $851,688)                             --             848,701                 --                  --                  --

High Income Fund,
   38,120 shares at net asset
   value of $9.86 per share
   (cost $376,087)                             --                  --            375,930                  --                  --

International Stock Fund,
   35,423 shares at net asset
   value of $9.74 per share
   (cost $339,770)                             --                  --                 --             344,888                  --

Global Securities Fund,
   13,314 shares at net asset
   value of $9.96 per share
   (cost $129,455)                             --                  --                 --                  --             132,666
                                       ----------           ---------          ---------           ---------           ---------
     Total assets                       1,249,908             848,701            375,930             344,888             132,666
                                       ----------           ---------          ---------           ---------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                            705                 508                220                 224                  78
                                       ----------           ---------          ---------           ---------           ---------
     Total liabilities                        705                 508                220                 224                  78
                                       ----------           ---------          ---------           ---------           ---------
     Net assets                        $1,249,203            $848,193           $375,710            $344,664            $132,588
                                       ==========           =========          =========           =========           =========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                           $1,249,203            $848,193           $375,710            $344,664            $132,588
Contracts in annuity period
    (note 2 and note 5)                        --                  --                 --                  --                  --
                                       ----------           ---------          ---------           ---------           ---------
     Total contract owners' equity     $1,249,203            $848,193           $375,710            $344,664            $132,588
                                       ==========           =========          =========           =========           =========
     Total units outstanding
       (note 5 and note 6)                122,396              97,734             37,438              35,456              13,024
                                       ==========           =========          =========           =========           =========
     Net asset value per unit              $10.21               $8.68             $10.04               $9.72              $10.18
                                       ==========           =========          =========           =========           =========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                            Statements of Operations
                         Period Ended December 31, 2000

                                                                                                                        Capital

                                          Money                                                    Growth and        Appreciation
                                         Market               Bond              Balanced          Income Stock           Stock
Investment income (loss):              Subaccount*         Subaccount*         Subaccount*         Subaccount*        Subaccount*
                                       -----------         -----------         -----------         -----------        -----------
  Dividend income                          $1,890             $16,488            $28,474             $11,964             $   616
  Adverse mortality and expense
   charges (note 3)                          (335)               (524)            (1,776)             (2,318)             (1,457)
                                        ---------           ---------          ---------           ---------           ---------
  Net investment income (loss)              1,555              15,964             26,698               9,646                (841)
                                        ---------           ---------          ---------           ---------           ---------
Realized and unrealized gain
   (loss) on investments:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions received         --                  --                 --                  --                  --
   Proceeds from sale of securities         3,778              13,429              1,013                  --                  --
   Cost of securities sold                 (3,778)            (13,377)            (1,033)                 --                  --
                                        ---------           ---------          ---------           ---------           ---------
   Net realized gain (loss) on security
    transactions                               --                  52                (20)                 --                  --
  Net change in unrealized appreciation
   or depreciation on investments              --              (7,010)            (1,870)             27,038              14,679
                                        ---------           ---------          ---------           ---------           ---------
   Net gain (loss) on investments              --              (6,958)            (1,890)             27,038              14,679
                                        ---------           ---------          ---------           ---------           ---------
Net increase (decrease) in net assets
  resulting from operations                $1,555              $9,006            $24,808             $36,684             $13,838
                                        =========           =========          =========           =========           =========


                                         Mid-Cap            Emerging              High            International         Global
                                          Stock              Growth              Income               Stock           Securities

Investment income (loss):              Subaccount*         Subaccount*         Subaccount*         Subaccount*        Subaccount*
                                       -----------         -----------         -----------         -----------        -----------
  Dividend income                            $864                $710             $5,013                $295                $297
  Adverse mortality and expense charges
   (note 3)                                  (790)               (581)              (269)               (260)                (89)
                                        ---------           ---------          ---------           ---------           ---------
  Net investment income (loss)                 74                 129              4,744                  35                 208
                                        ---------           ---------          ---------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:

  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --                  --                 --                  --                  --
   Proceeds from sale of securities           169                  28             12,998                 212                  --
   Cost of securities sold                   (173)                (28)           (13,127)               (216)                 --
                                        ---------           ---------          ---------           ---------           ---------
   Net realized gain (loss) on
    security transactions                      (4)                 --               (129)                 (4)                 --
  Net change in unrealized
    appreciation or depreciation
    on investments                         49,535              (2,987)              (157)              5,118               3,211
                                        ---------           ---------          ---------           ---------           ---------
   Net gain (loss) on investments          49,531              (2,987)              (286)              5,114               3,211
                                        ---------           ---------          ---------           ---------           ---------
Net increase (decrease) in net assets
  resulting from operations               $49,605             ($2,858)            $4,458              $5,149              $3,419
                                        =========           =========          =========           =========           =========


See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                       Statements of Changes in Net Assets
                         Period Ended December 31, 2000

                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                               2000*                                               2000*
                                                          -----                                               -----
  Net investment income (loss)                           $1,555                                              $15,964
  Net realized gain (loss) on
   security transactions                                     --                                                   52
  Net change in unrealized appreciation
   or depreciation on investments                            --                                               (7,010)
                                                     ----------                                           ----------
    Change in net assets from operations                  1,555                                                9,006
                                                     ----------                                           ----------
Capital unit transactions (note 5):

  Proceeds from sales of units                          478,237                                              618,039
  Cost of units repurchased                              (3,750)                                              (1,275)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 --                                                   --
  Annuity benefit payments                                   --                                                   --
                                                     ----------                                           ----------
   Change in net assets from capital
    unit transactions                                   474,487                                              616,764
                                                     ----------                                           ----------
Increase (decrease) in net assets                       476,042                                              625,770
Net assets:

  Beginning of period                                        --                                                   --
                                                     ----------                                           ----------
  End of period                                        $476,042                                             $625,770
                                                     ==========                                           ==========


                                                   BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                               2000*                                               2000*
                                                          -----                                               -----
  Net investment income (loss)                          $26,698                                               $9,646
  Net realized gain (loss) on
   security transactions                                    (20)                                                  --
  Net change in unrealized appreciation
   or depreciation on investments                        (1,870)                                              27,038
                                                     ----------                                           ----------
    Change in net assets from operations                 24,808                                               36,684
                                                     ----------                                           ----------
Capital unit transactions (note 5):

  Proceeds from sales of units                        2,675,004                                            3,348,794
  Cost of units repurchased                             (10,697)                                              (3,776)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 --                                                   --
  Annuity benefit payments                                   --                                                   --
                                                     ----------                                           ----------
   Change in net assets from capital
    unit transactions                                 2,664,307                                            3,345,018
                                                     ----------                                           ----------
Increase (decrease) in net assets                     2,689,115                                            3,381,702
Net assets:

  Beginning of period                                        --                                                   --
                                                     ----------                                           ----------
  End of period                                      $2,689,115                                           $3,381,702
                                                     ==========                                           ==========


See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
                         Period Ended December 31, 2000

                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT

Operations:                                               2000*                                               2000*
                                                          -----                                               -----
  Net investment income (loss)                            ($841)                                                 $74
  Net realized gain (loss) on
   security transactions                                     --                                                   (4)
  Net change in unrealized appreciation
   or depreciation on investments                        14,679                                               49,535
                                                     ----------                                           ----------
    Change in net assets from operations                 13,838                                               49,605
                                                     ----------                                           ----------
Capital unit transactions (note 5):

  Proceeds from sales of units                        2,261,073                                            1,202,806
  Cost of units repurchased                              (4,771)                                              (3,208)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 --                                                   --
  Annuity benefit payments                                   --                                                   --
                                                     ----------                                           ----------
   Change in net assets from capital
    unit transactions                                 2,256,302                                            1,199,598
                                                     ----------                                           ----------
Increase (decrease) in net assets                     2,270,140                                            1,249,203
Net assets:

  Beginning of period                                        --                                                   --
                                                     ----------                                           ----------
  End of period                                      $2,270,140                                           $1,249,203
                                                     ==========                                           ==========


                                               EMERGING GROWTH SUBACCOUNT                            HIGH INCOME SUBACCOUNT

Operations:                                               2000*                                               2000*
                                                          -----                                               -----
  Net investment income (loss)                             $129                                               $4,744
  Net realized gain (loss) on
   security transactions                                     --                                                 (129)
  Net change in unrealized appreciation
   or depreciation on investments                        (2,987)                                                (157)
                                                     ----------                                           ----------
    Change in net assets from operations                 (2,858)                                               4,458
                                                     ----------                                           ----------
Capital unit transactions (note 5):

  Proceeds from sales of units                          851,564                                              372,517
  Cost of units repurchased                                (513)                                              (1,265)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 --                                                   --
  Annuity benefit payments                                   --                                                   --
                                                     ----------                                           ----------
   Change in net assets from capital
    unit transactions                                   851,051                                              371,252
                                                     ----------                                           ----------
Increase (decrease) in net assets                       848,193                                              375,710
Net assets:

  Beginning of period                                        --                                                   --
                                                     ----------                                           ----------
  End of period                                        $848,193                                             $375,710
                                                     ==========                                           ==========


See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
                         Period Ended December 31, 2000

                                            INTERNATIONAL STOCK SUBACCOUNT                       GLOBAL SECURITIES SUBACCOUNT

Operations:                                               2000*                                               2000*
                                                          -----                                               -----
  Net investment income (loss)                              $35                                                 $208
  Net realized gain (loss) on
   security transactions                                     (4)                                                  --
  Net change in unrealized appreciation
   or depreciation on investments                         5,118                                                3,211
                                                     ----------                                           ----------
    Change in net assets from operations                  5,149                                                3,419
                                                     ----------                                           ----------
Capital unit transactions (note 5):

  Proceeds from sales of units                          339,815                                              129,169
  Cost of units repurchased                                (300)                                                  --
  Actuarial adjustments for mortality
   experience on annuities in payment period                 --                                                   --
  Annuity benefit payments                                   --                                                   --
                                                     ----------                                           ----------
   Change in net assets from capital
    unit transactions                                   339,515                                              129,169
                                                     ----------                                           ----------
Increase (decrease) in net assets                       344,664                                              132,588
Net assets:

  Beginning of period                                        --                                                   --
                                                     ----------                                           ----------
  End of period                                        $344,664                                             $132,588
                                                     ==========                                           ==========


See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type with ten funds. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. No contracts in the Variable Account were in the payout stage at December 31, 2000. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge/Contingent Deferred Sales Charge (MEMBERS Variable Annuity II only). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Annual Rider Charges. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the period ended December 31, 2000, was as follows:

     Money Market Fund............................................. $   480,098
     Bond Fund.....................................................     646,586
     Balanced Fund.................................................   2,693,544
     Growth and Income Stock Fund..................................   3,356,725
     Capital Appreciation Stock Fund...............................   2,256,695
     Mid-Cap Stock Fund............................................   1,200,546
     Emerging Growth Fund..........................................     851,716
     High Income Fund..............................................     389,214
     International Stock Fund......................................     339,986
     Global Securities Fund........................................     129,455

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the period November 7, 2000 through December 31, 2000 were as follows:

                                                                                                                        Capital

                                                          Money                                        Growth and    Appreciation
                                                         Market           Bond           Balanced     Income Stock       Stock
                                                       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount

     Units for contracts in accumulation period:
     Sold                                                 47,678           60,834         271,792        346,971         241,745
     Repurchased                                            (374)            (124)         (1,078)          (391)           (503)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                     47,304           60,710         270,714        346,580         241,242
                                                       ---------        ---------       ---------      ---------       ---------

     Units for annuitized contracts:

     Sold                                                     --               --              --             --              --
     Repurchased                                              --               --              --             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                         --               --              --             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Total units outstanding December 31, 2000            47,304           60,710         270,714        346,580         241,242
                                                       =========        =========       =========      =========       =========


                                                         Mid-Cap        Emerging           High       International     Global
                                                          Stock          Growth           Income          Stock       Securities
     Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                       ----------      ----------       ----------     ----------     ----------
     Sold                                                122,724           97,794          37,566         35,488          13,024
     Repurchased                                            (328)             (60)           (128)           (32)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                    122,396           97,734          37,438         35,456          13,024
                                                       ---------        ---------       ---------      ---------       ---------

     Units for annuitized contracts:

     Sold                                                     --               --              --             --              --
     Repurchased                                              --               --              --             --              --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                         --               --              --             --              --
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding December 31, 2000           122,396           97,734          37,438         35,456          13,024
                                                       =========        =========       =========      =========       =========



(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                              Money Market                Bond                  Balanced           Growth and Income
                                               Subaccount              Subaccount              Subaccount          Stock Subaccount

     Unit value:                                  2000                    2000                    2000                   2000
                                                  ----                    ----                    ----                   ----
       Beginning of period                       $10.00*                 $10.00*                 $10.00*                $10.00*

       End of period                              10.06                   10.31                    9.93                   9.76

     Percentage increase (decrease)
       in unit value during  period                0.60%**                 3.10%**                (0.70%)**              (2.40%)**

     Number of units outstanding
       at end of period                          47,304                   60,710                 270,714               346,580


       *The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.

     **Not annualized.






                                          Capital Appreciation           Mid-Cap             Emerging Growth          High Income
                                            Stock Subaccount        Stock Subaccount           Subaccount             Subaccount

     Unit value:                                  2000                    2000                    2000                   2000
                                                  ----                    ----                    ----                   ----

       Beginning of period                       $10.00*                 $10.00*                 $10.00*                $10.00*

       End of period                               9.41                   10.21                    8.68                  10.04

     Percentage increase (decrease)

       in unit value during  period               (5.90%)**                2.10%**               (13.20%)**               0.40%**

     Number of units outstanding

       at end of period                         241,242                  122,396                  97,734                37,438


                         International Global Securities

                           Stock Subaccount Subaccount

     Unit value:                                  2000                    2000
                                                  ----                    ----

       Beginning of period                       $10.00*                 $10.00*

       End of period                               9.72                   10.18

     Percentage increase (decrease)
       in unit value during  period               (2.80%)**                1.80%**

     Number of units outstanding
       at end of period                          35,456                   13,024



       *The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.

     **Not annualized.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                        Report of Independent Accountants

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, High Income, International Stock and Global Securities Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2000, the results of each of their operations and the changes in each of their net assets for the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Ultra Series Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

February 9, 2001